Share of associates and joint ventures' profit (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Profit (loss) before taxation	$ 580	$ 76
Taxation	$ (259)	$ (111)